Prepaid Expenses and Other Current Asset, Net (Details)	Jun. 30, 2026 CNY (¥)		Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	[1]	Jun. 30, 2025 USD ($)
Prepaid Expenses and Other Current Asset, Net [Line Items]
Investment | ¥	¥ 10,000,000
Deposits						$ 100,000
Security deposits	¥ 15,416	[1]		¥ 721,612		$ 100,000
Funken Vision Advertising (HK) Limited [Member]
Prepaid Expenses and Other Current Asset, Net [Line Items]
Investment			$ 2,000,000

[1]	Security deposits on June 30, 2025 were mainly composed of custody funds USD 100,000.The company, underwriters, and the custodian agent entered into a custody agreement. According to this agreement, the company deposited the USD 100,000 of proceeds from the issuance into a non-interest bearing custody account held by the custodian agent. The custody funds could be requested for return after being in the account for one year.As of the reporting date, the Group has received the custody funds.